ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of Accrued Expenses and Other Liabilities

	December 31
	2018	2017
	$	$
Liabilities related with the Smart ID acquisition (see note 9 c1)	805	805
Accrued marketing expenses	223	647
Professional services	553	598
Facilities	305	351
Legal contingent liability	60	17
Legal service providers	709	207
Other accrued expenses	1,820	1,114
	4,475	3,739